Subsidiaries and Operating Segments - Summary of Group's Affiliates are Included in Consolidated Financial Statements (Detail)	12 Months Ended
Dec. 31, 2018
Cross operating segment [member] | Constellium Singen GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
Cross operating segment [member] | Constellium Valais S.A. [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive USA, LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Engley (Changchun) Automotive Structures Co Ltd. [member]
Disclosure of subsidiaries [line items]
Country	China
Percentage Group Interest	54.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions Decin S.r.o. [member]
Disclosure of subsidiaries [line items]
Country	Czech Republic
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions Landau GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions Burg GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions France S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Extrusions Levice S.r.o. [member]
Disclosure of subsidiaries [line items]
Country	Slovakia
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive Mexico, S. DE R.L. DE C.V. [member]
Disclosure of subsidiaries [line items]
Country	Mexico
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive Mexico Trading, S. DE R.L. DE C.V [member]
Disclosure of subsidiaries [line items]
Country	Mexico
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Astrex Inc [member]
Disclosure of subsidiaries [line items]
Country	Canada
Percentage Group Interest	50.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive Zilina S.r.o. [member]
Disclosure of subsidiaries [line items]
Country	Slovakia
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive Nanjing Co Ltd [member]
Disclosure of subsidiaries [line items]
Country	China
Percentage Group Interest	100.00%
Consolidation Method	Full
AS&I [member] | Constellium Automotive Spain SL [member]
Disclosure of subsidiaries [line items]
Country	Spain
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Issoire S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Montreuil Juigne S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium China Limited [member]
Disclosure of subsidiaries [line items]
Country	China
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Japan KK [member]
Disclosure of subsidiaries [line items]
Country	Japan
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Rolled Products Ravenswood, LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Southeast Asia PTE LTD [member]
Disclosure of subsidiaries [line items]
Country	Singapore
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | Constellium Ussel S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
A&T [member] | AluInfra Services SA [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Percentage Group Interest	50.00%
Consolidation Method	Full
P&ARP [member] | Constellium Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Rolled Products Singen GmbH KG [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Property and Equipment Company LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Neuf Brisach [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Muscle Shoals LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Holding Muscle Shoals LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Muscle Shoals Funding II LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Listerhill Total Maintenance Center LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium Metal Procurement LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
P&ARP [member] | Constellium-Bowling Green [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	51.00%
Consolidation Method	Equity
P&ARP [member] | Rhenaroll [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	50.00%
Consolidation Method	Equity
Holdings & Corporate [member] | C-TEC Constellium Technology Center S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Finance S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium France III [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium France Holdco S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium International [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Paris S.A.S [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Germany Holdco GmbH & Co. KG [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Germany Verwaltungs GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium UK Limited [member]
Disclosure of subsidiaries [line items]
Country	United Kingdom
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium U.S. Holdings I, LLC [member]
Disclosure of subsidiaries [line items]
Country	US
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Switzerland AG [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium W S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Constellium Treuhand UG [member]
Disclosure of subsidiaries [line items]
Country	Germany
Percentage Group Interest	100.00%
Consolidation Method	Full
Holdings & Corporate [member] | Engineered Products International S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	France
Percentage Group Interest	100.00%
Consolidation Method	Full